Pension and Postretirement Benefit Plans Funded Status (Details) (USD $)	12 Months Ended			1 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Jan. 28, 2011	Dec. 31, 2011
Change in Plan Assets:
Funded (unfunded) status	$ (10,000,000)	$ 6,500,000
Amounts included in the balance sheet:
Accumulated benefit obligation	275,000,000	232,200,000
Foreign Pension Plan, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	(138,304,000)	(131,580,000)
Service costs	(2,995,000)	(3,398,000)	(2,002,000)
Interest costs	(5,356,000)	(4,980,000)	(5,032,000)
Participant contributions	(171,000)	(170,000)
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	(2,594,000)	(1,602,000)
Plan amendments	0	622,000
Actuarial gain / (loss)	(39,661,000)	2,273,000
Settlements / curtailments	204,000	0
Benefit payments	(4,959,000)	(4,917,000)
Currency translation	20,768,000	(4,386,000)
Benefit obligation at end of year	(163,150,000)	(138,304,000)	(131,580,000)
Change in Plan Assets:
Fair value at beginning of year	144,331,000	139,064,000
Actual return on plan assets	41,160,000	(877,000)
Employer and participant contributions	4,938,000	4,788,000
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets	0	1,203,000
Settlements / curtailments	(204,000)	(263,000)
Benefit payments	(4,959,000)	(4,917,000)
Benefit payments	(4,959,000)	(4,618,000)
Currency translation	(21,103,000)	5,034,000
Fair value at end of year	164,163,000	144,331,000	139,064,000
Funded (unfunded) status	1,013,000	6,027,000
Amounts included in the balance sheet:
Net amount recognized	1,013,000	6,027,000
United States Pension Plan of US Entity, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	(98,320,000)	(16,309,000)
Service costs	(322,000)	(4,000)	0
Interest costs	(4,416,000)	(1,067,000)	(620,000)
Participant contributions	0	0
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	0	(84,932,000)
Plan amendments	0	0
Actuarial gain / (loss)	(18,229,000)	2,670,000
Settlements / curtailments	0	0
Benefit payments	(6,261,000)	(1,322,000)
Currency translation	0	0
Benefit obligation at end of year	(115,026,000)	(98,320,000)	(16,309,000)
Change in Plan Assets:
Fair value at beginning of year	98,822,000	12,172,000
Actual return on plan assets	10,776,000	2,270,000
Employer and participant contributions	721,000	721,000
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets	0	84,981,000
Settlements / curtailments	0	0
Benefit payments	(6,261,000)	(1,322,000)
Currency translation	0	0
Fair value at end of year	104,058,000	98,822,000	12,172,000
Funded (unfunded) status	(10,968,000)	502,000
Amounts included in the balance sheet:
Net amount recognized	(10,968,000)	502,000
U.S. Plans Benefits
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	(2,034,000)	0
Additional benefit obligations	0	0
Service costs	0	0	0
Interest costs	(89,000)	(11,000)	0
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	0	(2,030,000)
Actuarial gain / (loss)	17,000	7,000
Settlements / curtailments	0	0
Benefit payments	(25,000)	0
Currency translation	0	0
Benefit obligation at end of year	(2,081,000)	(2,034,000)	0
Change in Plan Assets:
Fair value at beginning of year	0	0
Actual return on plan assets	0	0
Employer and participant contributions	25,000	0
Benefit payments	(25,000)	0
Currency translation	0	0
Fair value at end of year	0	0	0
Funded (unfunded) status	(2,081,000)	(2,034,000)
Amounts included in the balance sheet:
Net amount recognized	(2,081,000)	(2,034,000)
Non-U.S. Plans Benefits
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	(5,511,000)	(4,864,000)
Additional benefit obligations	0	0
Service costs	(7,000)	(59,000)		(69,000)	(59,000)
Interest costs	(146,000)	(187,000)		(218,000)	(187,000)
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	1,834,000	(1,419,000)
Actuarial gain / (loss)	(237,000)	305,000
Settlements / curtailments	0	182,000
Benefit payments	(314,000)	(381,000)
Currency translation	321,000	150,000
Benefit obligation at end of year	(3,432,000)	(5,511,000)
Change in Plan Assets:
Fair value at beginning of year	0	0
Actual return on plan assets	0	0
Employer and participant contributions	314,000	381,000
Benefit payments	(314,000)	(381,000)
Currency translation	0	0
Fair value at end of year	0	0
Funded (unfunded) status	(3,432,000)	(5,511,000)
Amounts included in the balance sheet:
Net amount recognized	(3,432,000)	(5,511,000)
Current assets | Foreign Pension Plan, Defined Benefit [Member]
Amounts included in the balance sheet:
Current assets	0	0
Current assets | United States Pension Plan of US Entity, Defined Benefit [Member]
Amounts included in the balance sheet:
Current assets	0	0
Other noncurrent assets | Foreign Pension Plan, Defined Benefit [Member]
Amounts included in the balance sheet:
Other noncurrent assets	10,018,000	12,133,000
Other noncurrent assets | United States Pension Plan of US Entity, Defined Benefit [Member]
Amounts included in the balance sheet:
Other noncurrent assets	0	0
Other noncurrent assets | U.S. Plans Benefits
Amounts included in the balance sheet:
Other noncurrent assets	0	0
Other noncurrent assets | Non-U.S. Plans Benefits
Amounts included in the balance sheet:
Other noncurrent assets	0	0
Accounts payable and accrued liabilities | Foreign Pension Plan, Defined Benefit [Member]
Amounts included in the balance sheet:
Accounts payable and accrued liabilities	(1,217,000)	(346,000)
Accounts payable and accrued liabilities | United States Pension Plan of US Entity, Defined Benefit [Member]
Amounts included in the balance sheet:
Accounts payable and accrued liabilities	0	0
Accounts payable and accrued liabilities | U.S. Plans Benefits
Amounts included in the balance sheet:
Accounts payable and accrued liabilities	(97,000)	(119,000)
Accounts payable and accrued liabilities | Non-U.S. Plans Benefits
Amounts included in the balance sheet:
Accounts payable and accrued liabilities	(297,000)	(492,000)
Other noncurrent liabilities | Foreign Pension Plan, Defined Benefit [Member]
Amounts included in the balance sheet:
Other noncurrent liabilities	(7,788,000)	(5,760,000)
Other noncurrent liabilities | United States Pension Plan of US Entity, Defined Benefit [Member]
Amounts included in the balance sheet:
Other noncurrent liabilities	(10,968,000)	502,000
Other noncurrent liabilities | U.S. Plans Benefits
Amounts included in the balance sheet:
Other noncurrent liabilities	(1,984,000)	(1,915,000)
Other noncurrent liabilities | Non-U.S. Plans Benefits
Amounts included in the balance sheet:
Other noncurrent liabilities	$ (3,135,000)	$ (5,019,000)